Interest expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Interest Expense [Abstract]
Summary of interest expense
Interest expense consists of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Cash and payment-in-kind interest on debt facilities	(32)	—	(73)	—	(24)
Interest on SFL leases	—	(18)	—	(7)	(73)
Unwinding of debt premium	—	—	1	—	—
Guarantee and commission fees	(1)	—	(1)	—	—

Interest expense	(33)	(18)	(73)	(7)	(97)

Cash and
payment
-in-kind
interest on debt facilities
We incur cash and
payment-in-kind
interest on our debt facilities. This is summarized in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Pre-filing senior credit facilities	—	—	—	—	(24)
Post-emergence first-lien senior secured	(4)	—	(9)	—	—
Post-emergence second lien senior secured	(27)	—	(62)	—	—
Post-emergence unsecured convertible bond	(1)	—	(2)	—	—

Cash and payment-in-kind interest	(32)	—	(73)	—	(24)

Interest expense consists of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Cash interest on debt facilities (a)	(25)	(256)	(360)
Interest on SFL leases (b)	(84)	(12)	—
Unwind of discount debt	—	(44)	(47)
Write off of discount on debt (c)	—	(86)	—

Interest expense	(109)	(398)	(407)

(a) Cash interest on debt facilities
We incur cash and
payment-in-kind
interest on our debt facilities. This is summarized in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Senior credit facilities and unsecured bonds	(25)	(229)	(313)
Debt of consolidated variable interest entities	—	(27)	(47)

Cash interest	(25)	(256)	(360)